17. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 18: Subsequent Events

Pursuant to FASB ASC 855, Management has evaluated all events and transactions that occurred from September 30, 2019 through the date of issuance of these financial statements. During this period, we did not have any significant subsequent events, except as disclosed below:

Stock Purchase Agreement

On October 2, 2019, the Company and Mr. Heyward entered into a stock purchase agreement (the “Stock Purchase Agreement”) pursuant to which Mr. Heyward agreed to purchase 1,000,000 shares of Common Stock, in a private placement for an aggregate purchase price of $760,000, or $0.76 per share (the “Private Placement”). The Private Placement closed on October 3, 2019. The shares issued in the Private Placement were offered and sold in reliance upon an exemption from registration under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) and/or Rule 506 of Regulation D promulgated by the SEC under the Securities Act.

Conversion of Series A Convertible Preferred Stock

On October 4, 2019, 100 shares of the Company’s Series A Convertible Preferred Stock were converted into 131,579 shares of the Company’s Common Stock.

On October 17, 2019, 100 shares of the Company’s Series A Convertible Preferred Stock were converted into 131,579 shares of the Company’s Common Stock.

On October 22, 2019, 25 shares of the Company’s Series A Convertible Preferred Stock were converted into 32,895 shares of the Company’s Common Stock.

Stock Issued For Services

On October 18, 2019, in exchange for freelance animation services, the Company issued a total of 534,247 shares of Common Stock to a vendor

Securities Purchase Agreement

On October 28, 2019, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a certain investor named therein (the “Investor”), pursuant to which the Company agreed to issue and sell, in a registered direct offering by the Company directly to the Investor (the “Registered Offering”), an aggregate of 663,158 shares (the “Shares”) of Common Stock, at an offering price of $0.76 per share for gross proceeds of approximately $504,000 before deducting the placement agent fee and related offering expenses. The placement agent received a cash fee of $35,280 and warrants to purchase 46,421 shares of Common Stock at an exercise price of $0.836 per share.

The Shares were offered by the Company pursuant to a registration statement on Form S-3 (File No. 333-214805), which was filed with the Securities and Exchange Commission (the “Commission”) on November 25, 2016 and was declared effective by the Commission on December 19, 2016 (the “Registration Statement”).

Concurrent Private Placement

In a concurrent private placement (the “Private Placement” and together with the Registered Offering, the “Offerings”), the Company agreed to issue to the Investor who participated in the Registered Offering warrants (the “Warrants” and collectively with the Shares, the “Securities”) exercisable for one share of Common Stock for an aggregate of 477,474 shares of Common Stock at an exercise price of $0.76 per share. Each Warrant will be immediately exercisable on the date of its issuance and will expire five years from the date it becomes exercisable. Subject to limited exceptions, a holder of a Warrant will not have the right to exercise any portion of its warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise (the “Beneficial Ownership Limitation”); provided, however, that upon 61 days’ prior notice to the Company, the holder may increase or decrease the Beneficial Ownership Limitation, provided further that in no event shall the Beneficial Ownership Limitation exceed 9.99%.

Note 17: Subsequent Events

Pursuant to FASB ASC 855, Management has evaluated all events and transactions that occurred from December 31, 2018 through the date of issuance of these financial statements. During this period, we did not have any significant subsequent events, except as disclosed below:

February 2019 Sale of Securities and Warrants

On February 19, 2019, the Company entered into a securities purchase agreement with a certain accredited investor pursuant to which we sold 945,894 shares of common stock and warrants to purchase up to 945,894 shares of our common stock, or the registered warrants, to such investor (the “February 2019 Offering”). The Company received $1,757,552 in net proceeds from this offering. Each share of common stock was accompanied by a registered warrant to purchase one share of common stock at an exercise price of $2.12. Each share of common stock and accompanying registered warrant were sold at a combined purchase price of $2.12. The shares of common stock and registered warrants were purchased together and were issued separately and were immediately separable upon issuance. In a concurrent private placement, the Company also sold to the purchaser in the February 2019 Offering, warrants to purchase up to 945,894 shares of our common stock, or the private warrants.

Amendment, Waiver and Consent

In connection with the February 2019 Offering and concurrent private placement, we entered into an amendment, waiver and consent agreement, or the “Amendment, Waiver and Consent Agreement,” with certain holders of our 10% Secured Convertible Notes due August 20, 2019, which were issued pursuant a securities purchase agreement, dated August 17, 2018, by and among the Company and the purchasers identified on the signature pages thereto, or the notes purchase agreement. Pursuant to the Amendment, Waiver and Consent Agreement, such holders agreed to amend the notes purchase agreement, waive any applicable rights and remedies under the notes purchase agreement, and consent to the February 2019 Offering and concurrent private placement. In consideration for such Amendment, Waiver and Consent Agreement, we agreed to issue such holders warrants to purchase up to an aggregate amount 1,800,000 shares of our comment stock. Such warrants have an exercise price of $2.55 per share, will become exercisable commencing six months and one day from the date of issuance and will expire five (5) years from the date of issuance.

Series A Convertible Preferred Stock Price Adjustment

As a result of this offering, the conversion price of our outstanding Series A Convertible Preferred Stock will be adjusted to $2.12.

Leases

Effective January 21, 2019, we entered into sublease for the 6,969 square feet of general office space located at 131 South Rodeo Drive, Suite 250, Beverly Hills, CA 90212 pursuant to an 83-month sublease that commenced on February 4, 2019. The subtenant will pay us rent of $422,321 annually, subject to annual escalations of 3.5%.

On December 28, 2018, we entered into lease for 5,765 square feet of general office space at 8383 Wilshire Blvd., Suite 412, Beverly Hills, CA 90211 pursuant to a 6-month lease that commenced January 28, 2019. We will pay rent of $24,501 monthly.

On January 30, 2019, we entered into lease for 5,838 square feet of general office space at 190 Cannon Drive, Suite 400, Beverly Hills, CA 90210 pursuant to a 96-month lease that is scheduled to commence on August 1, 2019. We will pay rent of $392,316 annually, subject to annual escalations of 3.5%.

Company Stock Options

At the board meeting on March 7, 2019, the Board of Directors approved the granting of options, to all persons employed as of December 31, 2018. It gave such person the option to purchase 81,000 shares of the Company’s Common Stock at a price of $1.99 which was the closing price on that date.

Shares Issued For Services

On January 10, 2019, the Company issued 17,200 shares of the Company’s common stock valued at $2.44 per share for investor relations services.

On January 17, 2019, the Company issued 11,765 shares of the Company’s common stock valued at $2.55 per share for investor relations services.